Cash Flow Information	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
Cash flow information

23.    Cash flow information

Investment and financing transactions that do not involve cash.

	December 31, 2024	December 31, 2023	December 31, 2022
Cash flow from investment activities
Acquisition of property, plant, and equipment by financing	220,005	29,193	138,834
Acquisition of fixed assets through advance	—	20,913	—
Payment of obligations for acquisition with treasury shares	(97,964)	—	—
Acquisition of investment with exchange of shares in subsidiaries	—	368,260	—
Balance payable for the acquisition of investment	—	285,206	16,311
	122,041	703,572	155,145
Cash flow from financing activities
Operational lease	(393,127)	(129,551)	—
Accumulated translation adjustment	401,492	(118,891)	75,422
Interest of non-controlling shareholders	26,540	75,085	24,153
Warrant and earn out	35,448	30,753	—
Capital increase with Mutual	—	263,004	—
	70,353	120,400	99,575